Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Income [Abstract]
OPERATING REVENUES	$ 1,696.8	$ 1,888.9	$ 2,242.6
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	768.1	709.0	736.3
Depreciation	216.3	189.5	172.6
General and administrative	86.1	64.0	53.8
Total operating expenses	1,070.5	962.5	962.7
OPERATING INCOME	626.3	926.4	1,279.9
Other income (expense), net	18.2	8.8	(4.2)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	644.5	935.2	1,275.7
PROVISION FOR INCOME TAXES
Current income tax expense	81.7	159.5	218.3
Deferred income tax expense	14.3	20.5	4.1
Total provision for income taxes	96.0	180.0	222.4
INCOME FROM CONTINUING OPERATIONS	548.5	755.2	1,053.3
DISCONTINUED OPERATIONS
(Loss) income from discontinued operations, net	(1.2)	29.3	126.9
Gain (loss) on disposal of discontinued operations, net	38.6		(23.5)
Income from discontinued operations	37.4	29.3	103.4
NET INCOME	585.9	784.5	1,156.7
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(6.4)	(5.1)	(5.9)
NET INCOME ATTRIBUTABLE TO ENSCO	579.5	779.4	1,150.8
EARNINGS PER SHARE - BASIC
Continuing operations	$ 3.80	$ 5.28	$ 7.32
Discontinued operations	$ 0.26	$ 0.20	$ 0.72
Total earnings per share - basic	$ 4.06	$ 5.48	$ 8.04
EARNINGS PER SHARE - DILUTED
Continuing operations	$ 3.80	$ 5.28	$ 7.31
Discontinued operations	$ 0.26	$ 0.20	$ 0.71
Total earnings per share - diluted	$ 4.06	$ 5.48	$ 8.02
NET INCOME ATTRIBUTABLE TO ENSCO SHARES
Basic	572.1	769.7	1,138.2
Diluted	$ 572.1	$ 769.7	$ 1,138.2
WEIGHTED-AVERAGE SHARES OUTSTANDING
Basic	141.0	140.4	141.6
Diluted	141.0	140.5	141.9
CASH DIVIDENDS PER SHARE	$ 1.075	$ 0.10	$ 0.10